Share Capital Authorized and Issued (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Stock by Class

	June 30, 2024	December 31, 2023
Preference securities, par value $0.01 per share
Authorized	1,000,000	1,000,000
Issued and outstanding:
9% cumulative preference shares	5,835	5,835
The following sets out the number and par value of shares authorized, issued and outstanding:

	June 30, 2024	December 31, 2023
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	116,006,345	117,914,754